As filed with the Securities and Exchange Commission on May 24, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03641

40|86 Series Trust
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Stautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-4086
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2007

Date of reporting period:  3/31/2007

Item 1. Schedule of Investments.

40|86 Series Trust

Schedule of Investments (unaudited)		March 31, 2007
Equity Portfolio

Shares or
Principal
Amount		Value
	COMMON STOCKS - 99.2%
	Aerospace & Defense - 0.7%
18,400	Rockwell Collins, Inc.	$1,231,512
	Air Freight & Logistics - 0.4%
15,100	Ryder System, Inc.	745,034
	Airlines - 1.2%
16,000	AMR Corp. (a)	487,200
40,600	Continental Airlines, Inc. (a)(c)	1,477,434
		1,964,634
	Auto Components - 1.0%
4,500	Autoliv, Inc. (c)	256,995
36,400	The Goodyear Tire & Rubber Co. (a)(c)	1,135,316
9,800	TRW Automotive Holdings Corp. (a)	341,236
		1,733,547
	Automobiles - 0.5%
13,500	Harley-Davidson, Inc.	793,125
	Beverages - 0.3%
8,900	Brown-Forman Corp. - Class B	583,484
	Biotechnology - 0.9%
26,000	Biogen Idec, Inc. (a)	1,153,880
28,900	Millennium Pharmaceuticals, Inc. (a)(c)	328,304
		1,482,184
	Capital Markets - 2.5%
5,300	AG Edwards, Inc.	366,654
15,500	The Bear Stearns Companies, Inc.	2,330,425
36,000	Mellon Financial Corp. (c)	1,553,040
		4,250,119
	Chemicals - 2.4%
20,400	Albemarle Corp.	843,336
38,300	Ashland Inc.	2,512,480
24,100	Celanese Corp.	743,244
		4,099,060
	Commercial Banks - 2.9%
20,900	Comerica, Inc. (c)	1,235,608
79,700	KeyCorp (c)	2,986,359
4,400	M&T Bank Corp. (c)	509,652
3,900	UnionBanCal Corp.	247,338
		4,978,957
	Commercial Services & Supplies - 4.2%
3,800	Avery Dennison Corp.	244,188
22,200	Corrections Corp. of America (a)	1,172,382
6,300	Dun & Bradstreet Corp.	574,560
8,300	ITT Educational Services, Inc. (a)	676,367
19,700	Manpower, Inc.	1,453,269
55,900	RR Donnelley & Sons Co.	2,045,381
52,000	Steelcase, Inc. (c)	1,034,280
		7,200,427
	Communications Equipment - 0.6%
36,400	Avaya, Inc. (a)	429,884
14,528	Ciena Corp. (a)(c)	406,058
5,000	Harris Corp.	254,750
		1,090,692
	Computers & Peripherals - 1.2%
21,800	Lexmark International, Inc. (a)(c)	1,274,428
50,800	Western Digital Corp. (a)	853,948
		2,128,376
	Construction & Engineering - 0.3%
22,500	Quanta Services, Inc. (a)(c)	567,450
	Construction Materials - 0.8%
11,500	Vulcan Materials Co. (c)	1,339,520
	Consumer Finance - 1.4%
62,400	AmeriCredit Corp. (a)(c)	1,426,464
20,500	The First Marblehead Corp. (c)	920,245
		2,346,709
	Containers & Packaging - 0.9%
30,200	Pactiv Corp. (a)	1,018,948
13,700	Sonoco Products Co.	514,846
		1,533,794
	Diversified Financial Services - 0.6%
19,600	CIT Group, Inc.	1,037,232
	Diversified Telecommunication Services - 1.6%
37,600	CenturyTel, Inc. (c)	1,699,144
119,900	Qwest Communications International (a)(c)	1,077,901
		2,777,045
	Electric Utilities - 5.5%
9,400	Allegheny Energy, Inc. (a)	461,916
63,700	American Electric Power Co, Inc.	3,105,375
25,400	Edison International	1,247,902
15,100	OGE Energy Corp.	585,880
81,600	PG&E Corp. (c)	3,938,832
		9,339,905
	Electronic Equipment & Instruments - 1.8%
25,600	Avnet, Inc. (a)(c)	925,184
26,100	Dolby Laboratories, Inc. (a)	900,711
43,600	Ingram Micro, Inc. (a)	841,916
13,000	Tech Data Corp. (a)	465,530
		3,133,341
	Energy Equipment & Services - 2.7%
9,500	ENSCO International, Inc. (c)	516,800
52,900	Tidewater, Inc. (c)	3,098,882
17,800	Unit Corp. (a)	900,502
		4,516,184
	Food & Staples Retailing - 1.4%
30,300	The Kroger Co.	855,975
42,500	Safeway, Inc. (c)	1,557,200
		2,413,175
	Food Products - 2.3%
24,900	Campbell Soup Co. (c)	969,855
118,600	ConAgra Foods, Inc.	2,954,326
		3,924,181
	Gas Utilities - 1.2%
23,300	Energen Corp.	1,185,737
36,500	NiSource, Inc.	892,060
		2,077,797
	Health Care Equipment & Supplies - 2.2%
17,700	Becton, Dickinson & Co.	1,360,953
9,800	C.R. Bard, Inc. (c)	779,198
14,900	Dentsply International, Inc. (c)	487,975
21,400	Kinetic Concepts, Inc. (a)(c)	1,083,696
		3,711,822
	Health Care Providers & Services - 4.6%
8,900	AMERIGROUP Corp. (a)(c)	270,560
36,800	AmerisourceBergen Corp. (c)	1,941,200
24,900	Cigna Corp.	3,552,234
17,700	Coventry Health Care, Inc. (a)	992,085
11,100	Health Net, Inc. (a)	597,291
6,200	Laboratory Corporation Of America Holdings (a)(c)	450,306
		7,803,676
	Hotels, Restaurants & Leisure - 0.9%
36,350	Brinker International, Inc.	1,188,645
7,100	Darden Restaurants, Inc.	292,449
		1,481,094
	Household Durables - 1.1%
1,300	NVR, Inc. (a)(c)	864,500
20,000	Snap-On, Inc.	962,000
		1,826,500
	Household Products - 0.2%
3,200	Energizer Holdings, Inc. (a)(c)	273,056
	Insurance - 3.3%
47,250	American Financial Group, Inc.	1,608,390
26,000	Assurant, Inc. (c)	1,394,380
39,300	Safeco Corp. (c)	2,610,699
		5,613,469
	Internet & Catalog Retail - 2.3%
17,500	Expedia, Inc. (a)(c)	405,650
77,800	IAC/InterActiveCorp (a)(c)	2,933,838
10,900	Nutri/System, Inc. (a)(c)	571,269
		3,910,757
	IT Services - 1.4%
5,800	Computer Sciences Corp. (a)	302,354
22,200	DST Systems, Inc. (a)(c)	1,669,440
14,600	Electronic Data Systems Corp.	404,128
		2,375,922
	Leisure Equipment & Products - 3.9%
92,600	Hasbro, Inc.	2,650,212
50,100	Marvel Entertainment, Inc. (a)(c)	1,390,275
97,100	Mattel, Inc.	2,677,047
		6,717,534
	Life Science Tools & Services - 1.2%
53,900	Applera Corp. - Applied Biosystems Group (c)	1,593,823
7,900	Techne Corp. (a)	451,090
		2,044,913
	Machinery - 4.5%
15,900	Cummins, Inc. (c)	2,301,048
11,400	Manitowoc Co.	724,242
15,900	SPX Corp.	1,116,180
49,100	Terex Corp. (a)	3,523,416
		7,664,886
	Media - 0.9%
42,600	Clear Channel Outdoor Holdings, Inc. (a)	1,120,806
14,100	DreamWorks Animation SKG, Inc. (a)(c)	431,178
		1,551,984
	Metals & Mining - 2.0%
2,500	Carpenter Technology	301,900
23,800	Nucor Corp. (c)	1,550,094
5,200	Southern Copper Corp. (c)	372,632
11,400	United States Steel Corp.	1,130,538
		3,355,164
	Multiline Retail - 2.4%
26,700	J.C. Penney Company, Inc.	2,193,672
34,300	Nordstrom, Inc. (c)	1,815,842
1	Sears Holdings Corp. (a)	180
		4,009,694
	Multi-Utilities - 0.4%
8,700	Constellation Energy Group, Inc.	756,465
	Multi-Utilities & Unregulated Power - 2.0%
40,800	MDU Resources Group, Inc. (c)	1,172,592
9,200	National Fuel Gas Co. (c)	397,992
10,800	Oneok, Inc.	486,000
22,400	Sempra Energy	1,366,624
		3,423,208
	Oil, Gas & Consumable Fuels - 3.5%
40,600	Frontier Oil Corp.	1,325,184
12,300	Holly Corp. (c)	729,390
13,200	Overseas Shipholding Group, Inc.	826,320
15,900	Sunoco, Inc.	1,119,996
19,900	Tesoro Petroleum Corp. (c)	1,998,557
		5,999,447
	Personal Products - 1.8%
65,300	Avon Products, Inc.	2,433,078
13,400	The Estee Lauder Companies Inc.	654,590
		3,087,668
	Pharmaceuticals - 0.8%
18,700	Endo Pharmaceuticals Holdings Inc. (a)(c)	549,780
10,800	Forest Laboratories, Inc. (a)	555,552
16,400	King Pharmaceuticals, Inc. (a)(c)	322,588
		1,427,920
	Real Estate Investment Trusts - 6.2%
12,200	AvalonBay Communities, Inc. (c)	1,586,000
8,900	Boston Properties, Inc. (c)	1,044,860
75,800	CB Richard Ellis Group, Inc. (a)	2,590,844
27,300	CBL & Associates Properties, Inc.	1,224,132
165,600	HRPT Properties Trust (c)	2,036,880
21,000	Kimco Realty Corp. (c)	1,023,540
26,500	Rayonier, Inc. (c)	1,139,500
		10,645,756
	Semiconductor & Semiconductor Equipment - 3.5%
53,600	Agere Systems, Inc. (a)(c)	1,212,432
37,400	International Rectifier Corp. (a)(c)	1,429,054
24,500	Intersil Corp.	649,005
13,900	Lam Research Corp. (a)(c)	658,026
76,600	LSI Logic Corp. (a)(c)	799,704
39,800	Nvidia Corp. (a)(c)	1,145,444
		5,893,665
	Software - 2.6%
48,400	BEA Systems, Inc. (a)	560,956
55,900	BMC Software, Inc. (a)	1,721,161
38,100	Compuware Corp. (a)(c)	361,569
9,800	McAfee, Inc. (a)	284,984
56,500	Sybase, Inc. (a)	1,428,320
		4,356,990
	Specialty Retail - 3.9%
72,600	American Eagle Outfitters, Inc. (c)	2,177,274
41,300	Office Depot, Inc. (a)	1,451,282
11,400	Rent-A-Center, Inc. (a)(c)	318,972
40,600	The Sherwin-Williams Co.	2,681,224
		6,628,752
	Textiles, Apparel & Luxury Goods - 0.7%
6,700	Coach, Inc. (a)	335,335
10,300	Polo Ralph Lauren Corp. (c)	907,945
		1,243,280
	Thrifts & Mortgage Finance - 1.8%
8,400	MGIC Investment Corp. (c)	494,928
39,300	The PMI Group Inc. (c)	1,777,146
13,900	Radian Group, Inc. (c)	762,832
		3,034,906
	Tobacco - 0.6%
17,800	UST, Inc. (c)	1,032,044
	Trading Companies & Distributors - 0.4%
7,800	W.W. Grainger, Inc.	602,472
	Wireless Telecommunication Services - 0.8%
10,000	NII Holdings, Inc. (a)(c)	741,800
11,200	Telephone & Data Systems, Inc.	667,744
		1,409,544
	Total common stocks (cost $144,458,153)	169,170,072

	INVESTMENT COMPANIES - 0.4%
	Real Estate Investment Trusts - 0.4%
24,700	UDR, Inc.	756,314
	Total investment companies (cost $774,254)	756,314

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 30.0%
$ 1,099,256	Ace Securities Corp., 5.360%, 04/25/2007 (b)	1,099,315
18,774,066	Bank of New York Institutional Cash Reserve Fund, 5.417%	18,774,066
114,935	Bear Stearns Asset Backed Securities, 5.440%, 04/25/2007 (b)	114,935
1,000,000	Berkshire Hathaway Finance, 5.410%, 04/11/2007, Cost - $1,000,730; Acquired - 01/11/2005 (b)(e)	1,000,730
1,000,000	Berkshire Hathaway Finance, 5.420%, 05/16/2007 (b)	1,001,020
2,000,000	Calyon NY, 5.305%, 04/13/2007 (b)	1,999,980
686,730	Carrington Mortgage Loan Trust, 5.400%, 04/25/2007 (b)	686,730
1,500,000	Commonwealth Bank Australia, 5.360%, 04/09/2007, Cost - $1,500,360; Acquired - 06/08/2006 (b)(d)(e)	1,500,360
824,547	Credit-Based Asset Servicing and Securities, 5.380%, 04/25/2007 (b)	824,547
2,000,000	Goldman Sachs Group, Inc., 5.400%, 04/23/2007 (b)	1,997,340
2,000,000	General Electric Capital Corp., 5.390%, 04/04/2007 (b)	1,998,640
1,500,000	JP Morgan Chase & Co., 5.370%, 04/26/2007 (b)	1,499,130
2,000,000	Morgan Stanley Group, 5.470%, 05/09/2007 (b)	2,001,560
445,648	Nomura Home Equity Loan, Inc., 5.400%, 04/25/2007(b)	445,728
2,000,000	Nordea Bank Finland, 5.320%, 04/06/2007(b)	2,000,000
1,275,000	Permanent Financing PLC, 5.430%, 06/11/2007 (b)(d)	1,276,307
2,000,000	Protective Life Secured Trust, 5.440%, 04/16/2007 (b)	2,001,540
1,500,000	Rabobank Nederland, 5.20%, 04/16/2007 (b)(d)(e)	1,499,775
2,000,000	Royal Bank of Scotland PLC, 5.410%, 04/23/2007, Cost - $2,001,340; Acquired - 07/21/2005 (b)(d)(e)	2,001,340
682,822	Structured Asset Investment Loan Trust, 5.360%, 04/25/2007 (b)	682,299
95,898	Structured Asset Investment Loan Trust, 5.440%, 04/25/2007 (b)	95,898
2,000,000	Suntrust Bank, 5.360%, 04/30/2007 (b)	2,000,200
1,600,000	Superior Wholesale Inventory Financing Trust, 5.420%, 04/16/2007 (b)	1,598,499
1,000,000	Textron Financial Floorplan Master Note, 5.440%, 04/13/2007, Cost - $1,001,550; Acquired - 05/26/2005 (b)(e)	1,001,550
2,000,000	World Savings Bank FSB, 5.400%, 06/20/2007 (b)	2,001,080
	Total investments purchased with cash proceeds
	from securities lending (cost $51,102,569)	51,102,569

	SHORT-TERM INVESTMENTS - 0.4%
810	Bank of New York Cash Reserve, 1.550%	810
705,000	Columbia Cash Reserve Capital, 5.160%	705,000
	Total short-term investments (cost $705,810)	705,810

	Total investments (cost $197,040,786) - 130.0%	221,734,765
	Liabilities in excess of other assets - (30.0)%	(51,208,948)
	Total Net Assets - 100.0%	$170,525,817

(a) Non-income producing security.
(b) Variable Coupon Rate - the rate reported is the rate in effect as of March 31, 2007.
(c) All or a portion of the security is out on loan.
(d) Foreign security or a U.S. security of a foreign company.
(e) Restricted under Rule 144A of the Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:
Cost of investments	$ 197,104,258

Gross unrealized appreciation	27,620,857
Gross unrealized depreciation	(2,990,350)
Net unrealized appreciation	$ 24,630,507

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

40|86 Series Trust

Schedule of Investments (unaudited)		March 31, 2007
Balanced Portfolio

Shares or
Principal
Amount		Value
	COMMON STOCKS - 71.5%
	Aerospace & Defense - 1.8%
3,500	Honeywell International, Inc.	$161,210
2,200	Lockheed Martin Corp.	213,444
3,900	Northrop Grumman Corp. (d)	289,458
1,200	Rockwell Collins, Inc.	80,316
		744,428
	Airlines - 0.9%
3,000	AMR Corp. (a)(d)	91,350
7,500	Continental Airlines, Inc. (a)(d)	272,925
		364,275
	Automobiles - 0.4%
6,100	General Motors Corp. (d)	186,904
	Beverages - 1.1%
1,800	The Coca-Cola Co.	86,400
600	Molson Coors Brewing Co. (d)	56,772
4,860	PepsiCo, Inc.	308,902
		452,074
	Biotechnology - 1.1%
7,300	Biogen Idec, Inc. (a)	323,974
2,900	ImClone Systems, Inc. (a)(d)	118,233
		442,207
	Capital Markets - 3.0%
1,100	The Bear Stearns Companies, Inc. (d)	165,385
1,600	The Goldman Sachs Group, Inc.	330,608
5,000	Merrill Lynch & Co, Inc.	408,350
4,500	Morgan Stanley	354,420
		1,258,763
	Chemicals - 1.3%
2,000	Ashland Inc.	131,200
5,500	Celanese Corp.	169,620
2,000	The Dow Chemical Co.	91,720
5,700	Lyondell Chemical Co. (d)	170,829
		563,369
	Commercial Banks - 3.1%
17,800	Bank of America Corp.	908,156
2,300	BB&T Corp. (d)	94,346
3,300	KeyCorp	123,651
1,200	PNC Financial Services Group (d)	86,364
700	SunTrust Banks, Inc.	58,128
700	UnionBanCal Corp. (d)	44,394
		1,315,039
	Commercial Services & Supplies - 0.3%
1,200	Manpower, Inc.	88,524
1,900	Republic Services, Inc.	52,858
		141,382
	Communications Equipment - 1.7%
20,870	Cisco Systems, Inc. (a)	532,811
9,100	Motorola, Inc.	160,797
		693,608
	Computers & Peripherals - 2.6%
17,888	Hewlett-Packard Co.	718,024
3,900	International Business Machines Corp.	367,614
		1,085,638
	Consumer Finance - 0.3%
2,350	The First Marblehead Corp. (d)	105,492
	Containers & Packaging - 0.4%
3,000	Pactiv Corp. (a)(d)	101,220
1,300	Sonoco Products Co.	48,854
		150,074
	Diversified Financial Services - 3.5%
10,532	Citigroup, Inc.	540,713
16,740	J.P. Morgan Chase & Co.	809,881
1,600	Principal Financial Group, Inc.	95,792
		1,446,386
	Diversified Telecommunication Services - 2.5%
22,922	AT&T, Inc.	903,814
1,800	CenturyTel, Inc. (d)	81,342
8,900	Qwest Communications International (a)(d)	80,011
		1,065,167
	Electric Utilities - 2.0%
8,200	Edison International (d)	402,866
3,100	Northeast Utilities	101,587
7,200	PG&E Corp. (d)	347,544
		851,997
	Electrical Equipment - 0.7%
7,100	Emerson Electric Co.	305,939
	Electronic Equipment & Instruments - 0.5%
3,400	Dolby Laboratories, Inc. (a)	117,334
500	Mettler Toledo International, Inc. (a)	44,785
3,300	Vishay Intertechnology, Inc. (a)	46,134
		208,253
	Energy Equipment & Services - 1.1%
7,000	Tidewater, Inc. (d)	410,060
1,100	Unit Corp. (a)(d)	55,649
		465,709
	Food & Staples Retailing - 0.5%
6,700	The Kroger Co.	189,275
	Food Products - 1.1%
6,800	ConAgra Foods, Inc.	169,388
9,500	Kraft Foods, Inc. (d)	300,770
		470,158
	Gas Utilities - 0.4%
7,100	NiSource, Inc.	173,524
	Health Care Equipment & Supplies - 0.7%
1,800	Baxter International, Inc.	94,806
2,700	Becton, Dickinson & Co.	207,603
		302,409
	Health Care Providers & Services - 3.0%
7,700	Aetna, Inc.	337,183
3,100	AmerisourceBergen Corp. (d)	163,525
1,900	Cigna Corp.	271,054
4,800	McKesson Corp.	280,992
1	Medco Health Solutions, Inc. (a)	73
2,500	Wellpoint, Inc. (a)	202,750
		1,255,577
	Hotels, Restaurants & Leisure - 1.0%
9,700	McDonald's Corp.	436,985
	Household Products - 1.2%
2,600	Colgate-Palmolive Co.	173,654
5,265	Procter & Gamble Co.	332,537
		506,191
	Independent Power Producers & Energy Traders - 0.1%
500	TXU Corp.	32,050
	Industrial Conglomerates - 1.0%
9,100	General Electric Co.	321,776
1,100	Textron, Inc.	98,780
		420,556
	Insurance - 3.1%
800	The Allstate Corp.	48,048
2,300	Chubb Corp.	118,841
1,400	CNA Financial Corp. (a)(d)	60,326
2,000	Loews Corp.	90,860
2,300	Metlife, Inc. (d)	145,245
4,300	Old Republic International Corp. (d)	95,116
3,000	Safeco Corp. (d)	199,290
10,600	Travelers Companies, Inc.	548,762
		1,306,488
	Internet & Catalog Retail - 0.8%
6,600	IAC/InterActiveCorp (a)(d)	248,886
1,600	Nutri/System, Inc. (a)(d)	83,856
		332,742
	IT Services - 1.4%
900	Automatic Data Processing, Inc.	43,560
2,500	Computer Sciences Corp. (a)	130,325
1,300	DST Systems, Inc. (a)(d)	97,760
10,700	Electronic Data Systems Corp. (d)	296,176
		567,821
	Leisure Equipment & Products - 0.7%
3,400	Hasbro, Inc.	97,308
6,500	Mattel, Inc.	179,205
		276,513
	Life Science Tools & Services - 0.1%
1,900	Applera Corp. - Applied Biosystems Group (d)	56,183
	Machinery - 1.4%
1,800	Cummins, Inc. (d)	260,496
900	Paccar, Inc. (d)	66,060
1,200	SPX Corp.	84,240
2,500	Terex Corp. (a)	179,400
		590,196
	Media - 3.2%
7,900	CBS Corp. Class B (d)	241,661
2,000	DirecTV Group Inc. (a)	46,140
3,150	The McGraw-Hill Companies, Inc. (d)	198,072
3,000	News Corp.	69,360
4,800	Omnicom Group (d)	491,424
8,300	The Walt Disney Co.	285,769
		1,332,426
	Metals & Mining - 1.1%
335	Freeport-McMoRan Copper & Gold, Inc. (d)	22,174
2,700	Nucor Corp. (d)	175,851
900	Southern Copper Corp. (d)	64,494
1,800	United States Steel Corp.	178,506
		441,025
	Multiline Retail - 1.6%
2,300	J.C. Penney Co., Inc. Holding Co. (d)	188,968
6,000	Kohl's Corp. (a)	459,660
		648,628
	Multi-Utilities - 0.5%
2,500	Constellation Energy Group, Inc. (d)	217,375
	Oil, Gas & Consumable Fuels - 5.3%
4,800	ConocoPhillips	328,080
1,200	Devon Energy Corp. (d)	83,064
10,940	Exxon Mobil Corp.	825,423
1,700	Holly Corp. (d)	100,810
3,800	Marathon Oil Corp. (d)	375,554
1,100	Overseas Shipholding Group, Inc.	68,860
1,900	Sunoco, Inc. (d)	133,836
5,000	Valero Energy Corp.	322,450
		2,238,077
	Personal Products - 0.8%
7,100	Avon Products, Inc.	264,546
1,300	The Estee Lauder Companies Inc. (d)	63,505
		328,051
	Pharmaceuticals - 4.0%
1,800	Endo Pharmaceuticals Holdings Inc. (a)(d)	52,920
2,600	Forest Laboratories, Inc. (a)	133,744
11,680	Johnson & Johnson	703,837
9,100	Merck & Co., Inc.	401,947
15,140	Pfizer, Inc.	382,436
		1,674,884
	Real Estate - 1.0%
1,400	AvalonBay Communities, Inc. (d)	182,000
1,100	CBL & Associates Properties, Inc. (d)	49,324
3,500	Kimco Realty Corp.	170,590
		401,914
	Real Estate Investment Trusts - 0.6%
4,400	CB Richard Ellis Group, Inc. (a)(d)	150,392
1,600	ProLogis (d)	103,888
		254,280
	Road & Rail - 0.2%
1,100	CSX Corp.	44,055
1,300	YRC Worldwide, Inc. (a)	52,286
		96,341
	Semiconductor & Semiconductor Equipment - 1.5%
2,600	International Rectifier Corp. (a)(d)	99,346
12,200	LSI Logic Corp. (a)(d)	127,368
1,400	Novellus Systems, Inc. (a)(d)	44,828
8,700	Nvidia Corp. (a)(d)	250,386
4,100	Texas Instruments, Inc.	123,410
		645,338
	Software - 2.1%
6,700	BMC Software, Inc. (a)	206,293
24,440	Microsoft Corp.	681,143
		887,436
	Specialty Retail - 2.3%
6,100	American Eagle Outfitters, Inc.	182,939
1,500	Autozone, Inc. (a)	192,210
6,900	Ross Stores, Inc.	237,360
5,600	The Sherwin-Williams Co.	369,824
		982,333
	Textiles, Apparel & Luxury Goods - 0.2%
1,100	Polo Ralph Lauren Corp. (d)	96,965
	Thrifts & Mortgage Finance - 0.9%
1,500	Countrywide Financial Corp.	50,460
2,000	MGIC Investment Corp. (d)	117,840
2,000	The PMI Group Inc. (d)	90,440
1,400	Radian Group, Inc. (d)	76,832
1,100	Washington Mutual, Inc. (d)	44,418
		379,990
	Tobacco - 1.0%
4,610	Altria Group, Inc.	404,804
	Trading Companies & Distributors - 0.4%
2,200	W.W. Grainger, Inc.	169,928
	Total common stocks (cost $25,545,249)	29,963,167

	INVESTMENT COMPANIES - 0.2%
	Real Estate - 0.2%
7,200	HRPT Properties Trust (d)	88,560
	Total investment companies (cost $96,053)	88,560

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
$ 130,000	Credit Suisse Mortgage Capital Certificate, Series 2006-OMA, 5.538%, 05/15/2023,
	Cost $130,614; Acquired - 01/27/2006 (b)	129,262
	Total collateralized mortgage obligations (cost $130,614)	129,262

	CONVERTIBLE BONDS - 0.1%
	Energy Equipment & Services - 0.1%
25,000	Halliburton Co., 3.125%, 07/15/2023	42,937
	Total convertible bonds (cost $39,153)	42,937

	CORPORATE BONDS - 14.2%
	Beverages - 0.2%
70,000	Miller Brewing Co., 5.500%, 08/15/2013, Cost $71,687; Acquired - 07/13/2005 (b)	70,040
	Chemicals - 0.1%
50,000	Lubrizol Corp., 5.500%, 10/01/2014	49,009
	Commercial Banks - 0.5%
70,000	ICICI Bank Ltd., 5.750%, 11/16/2010, Cost $69,853; Acquired - 02/28/2006 (b)(e)	70,475
85,000	PNC Funding Corp., 7.500%, 11/01/2009	89,988
40,000	Union Planters Bank NA, 6.500%, 03/15/2018	40,507
		200,970
	Commercial Services & Supplies - 0.8%
85,000	Cintas Corp. No. 2, 6.150%, 08/15/2036	85,978
80,000	Corrections Corporation of America, 6.250%, 03/15/2013	80,400
170,000	Steelcase, Inc., 6.500%, 08/15/2011	174,745
		341,123
	Construction & Engineering - 0.3%
85,000	CRH America, Inc., 5.300%, 10/15/2013	83,357
50,000	William Lyon Homes, Inc., 7.625%, 12/15/2012	44,750
		128,107
	Consumer Finance - 0.2%
70,000	General Motors Acceptance Corp., 7.750%, 01/19/2010	71,894
	Containers & Packaging - 0.7%
275,000	Owens-Brockway Glass Container, 8.875%, 02/15/2009	281,875
	Diversified Financial Services - 0.6%
80,000	American General Finance Corp., 4.875%, 07/15/2012	78,731
70,000	Erac USA Finance Co., 6.750%, 05/15/2007, Cost $70,124; Acquired - 02/16/2006 (b)	70,094
100,000	Hutchison Whampoa Finance CI Ltd., 7.450%, 08/01/2017, Cost $112,882; Acquired - 12/19/2005 (b)(e)	114,431
		263,256
	Diversified Telecommunication Services - 0.6%
65,000	Intelsat Subsidiary Holding Co., 8.625%, 01/15/2015 (e)	69,875
25,000	Sprint Capital Corp., 8.375%, 03/15/2012	27,922
65,000	Sprint Capital Corp., 8.750%, 03/15/2032	76,882
54,000	TELUS Corp., 8.000%, 06/01/2011 (e)	59,195
		233,874
	Electric Utilities - 0.5%
195,000	Pacific Gas & Electric Co., 6.050%, 03/01/2034	196,125
	Electronic Equipment & Instruments - 0.1%
35,000	Jabil Circuit, Inc., 5.875%, 07/15/2010	34,843
	Health Care Equipment & Supplies - 0.6%
270,000	Hillenbrand Industries, Inc., 4.500%, 06/15/2009	266,115
	Health Care Providers & Services - 0.3%
55,000	Davita, Inc., 6.625%, 03/15/2013	55,275
35,000	Laboratory Corporation of America Holdings, 5.625%, 12/15/2015	34,665
35,000	Quest Diagnostics, Inc., 5.450%, 11/01/2015	33,598
		123,538
	Hotels, Restaurants & Leisure - 1.0%
155,000	Hyatt Equities LLC, 6.875%, 06/15/2007, Cost $154,982; Acquired - 06/12/2002 (b)	155,273
70,000	MGM Mirage, 6.875%, 04/01/2016	68,425
150,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	161,366
40,000	Wynn Las Vegas LLC, 6.625%, 12/01/2014 (d)	39,800
		424,864
	Household Durables - 0.9%
175,000	KB Home, 5.750%, 02/01/2014	157,313
240,000	NVR, Inc., 5.000%, 06/15/2010	237,369
		394,682
	Insurance - 0.4%
130,000	Arch Capital Group Ltd., 7.350%, 05/01/2034 (e)	141,415
35,000	The St. Paul Travelers Companies, Inc., 5.500%, 12/01/2015	35,184
		176,599
	Machinery - 0.1%
55,000	Case Corp., 7.250%, 01/15/2016 (d)	57,750
	Media - 1.2%
40,000	British Sky Broadcasting PLC, 8.200%, 07/15/2009 (e)	42,554
155,000	Charter Communications, Inc., 8.000%, 04/30/2012, Cost $155,135; Acquired - 04/21/2004 (b)	162,169
61,000	DirecTV Holdings LLC, 8.375%, 03/15/2013	64,584
100,000	EchoStar DBS Corporation, 6.625%, 10/01/2014	100,875
125,000	News America, Inc., 6.200%, 12/15/2034	121,637
		491,819
	Multiline Retail - 0.2%
75,000	J.C. Penney Co., Inc. Holding Co., 8.000%, 03/01/2010	80,380
	Multi-Utilities - 0.2%
70,000	Sempra Energy, 6.000%, 02/01/2013	72,157
	Oil, Gas & Consumable Fuels - 1.1%
175,000	Anadarko Finance Co., 7.500%, 05/01/2031 (e)	193,739
100,000	Chesapeake Energy Corp., 6.250%, 01/15/2018 (d)	99,250
70,000	Enterprise Products Operating LP, 5.600%, 10/15/2014	69,946
45,600	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 09/15/2009, Cost $45,210; Acquired - 07/02/2004 (b)(e)	44,788
65,000	XTO Energy, Inc., 6.100%, 04/01/2036	63,151
		470,874
	Paper & Forest Products - 0.1%
50,000	Boise Cascade LLC, 7.125%, 10/15/2014	49,750
	Real Estate - 1.9%
150,000	Chelsea Property Group, 7.250%, 10/21/2007	151,063
80,000	Health Care REIT, Inc., 7.500%, 08/15/2007	80,488
215,000	Hospitality Properties Trust, 6.750%, 02/15/2013	226,617
40,000	iStar Financial, Inc., 5.150%, 03/01/2012	39,280
55,000	iStar Financial, Inc., 5.950%, 10/15/2013	55,746
35,000	New Plan Excel Realty Trust, Inc., 5.125%, 09/15/2012	34,600
200,000	Senior Housing Properties Trust, 8.625%, 01/15/2012	219,500
		807,294
	Software - 0.2%
70,000	Oracle Corp., 5.000%, 01/15/2011	69,802
	Wireless Telecommunication Services - 1.4%
65,000	America Movil SA de CV, 6.375%, 03/01/2035 (e)	64,354
155,000	Cingular Wireless Services, Inc., 8.750%, 03/01/2031	200,516
270,000	Nextel Communications, Inc., 6.875%, 10/31/2013	276,874
60,000	Rogers Wireless, Inc., 7.500%, 03/15/2015 (e)	65,325
		607,069
	Total corporate bonds (cost $5,905,035)	5,963,809

	FOREIGN GOVERNMENT NOTES/BONDS - 0.3%
40,000	Ministry Finance Russia, 3.000%, 05/14/2011 (e)	36,382
70,000	Republic of Philippines, 7.750%, 01/14/2031 (d)(e)	79,275
	Total foreign government notes/bonds (cost $105,108)	115,657

	MORTGAGE-BACKED SECURITIES - 0.3%
15,903	First Union National Bank Commercial Mortgage, Series 1999-C4, 7.184%, 12/15/2031	15,900
116,260	Residential Funding Mortgage Securities I, Series 2005-S7, 5.500%, 11/25/2035	115,548
	Total mortgage-backed securities (cost $130,995)	131,448

	MUNICIPAL BONDS - 2.0%
30,000	Baltimore Maryland General Obligation Unlimited, 7.250%, 10/15/2010	30,942
140,000	California County TOB Securitization Agency, 7.500%, 06/01/2019	141,635
30,000	Crestwood School District Pennsylvania, 5.800%, 03/01/2018	30,149
135,503	Louisiana Tobacco Settlement Financing Corp., 6.360%, 05/15/2025	135,586
125,000	Rhode Island Tobacco Settlement Financing Corp., 5.920%, 06/01/2012	124,673
80,000	Santa Rosa California Redevelopment Agency Tax Allocation, 5.500%, 08/01/2020	78,076
130,424	South Dakota Educational Enhancement Funding Corp., 6.720%, 06/01/2025	130,736
95,000	South El Monte California Tax Allocation Note, 4.950%, 08/01/2014	91,932
85,000	University of Illinois at Chicago Certificates, 5.200%, 02/15/2022	81,346
	Total municipal bonds (cost $843,856)	845,075

	U.S. GOVERNMENT AGENCY ISSUES - 0.8%
42,125	Federal Home Loan Mortgage Corp., Pool #A2-2364, 5.000%, 05/01/2034	40,802
123,803	Federal Home Loan Mortgage Corp., Pool #A5-2422, 5.500%, 09/01/2036	122,547
115,246	Federal Home Loan Mortgage Corp., Pool #A5-2536, 6.000%, 09/01/2036	116,211
38,899	Federal Home Loan Mortgage Corp., Pool #A5-2593, 6.500%, 10/01/2036	39,682
	Total U.S. government agency issues (cost $317,033)	319,242

	U.S. TREASURY OBLIGATIONS - 4.3%
330,000	U.S. Treasury Bonds, 5.375%, 02/15/2031 (d)	351,914
37,099	U.S. Treasury Inflation Index Bonds, 1.625%, 01/15/2015	35,627
40,000	U.S. Treasury Notes, 4.500%, 02/28/2011 (d)	39,958
275,000	U.S. Treasury Notes, 4.750%, 03/31/2011 (d)	277,170
710,000	U.S. Treasury Notes, 4.250%, 08/15/2015 (d)	691,224
420,000	U.S. Treasury Notes, 4.500%, 11/15/2015 (d)	415,849
	Total U.S. treasury obligations (cost $1,791,030)	1,811,742

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 21.0%
5,379,323	Bank of New York Institutional Cash Reserve Fund, 5.417%	5,379,323
500,000	Berkshire Hathaway Finance, 5.420%, 05/16/2007 (c)	500,510
103,068	Credit-Based Asset Servicing and Securities, 5.380%, 04/25/2007 (c)	103,068
400,000	JP Morgan Chase & Co., 5.370%, 04/26/2007 (c)	399,768
300,000	Permanent Financing PLC, 5.430%, 06/11/2007 (c)(e)	300,307
500,000	Royal Bank of Scotland PLC, 5.410%, 04/23/2007, Cost - $500,335; Acquired - 07/21/2005 (b)(c)(e)	500,335
276,838	Specialty Underwriting and Residential Finance Trust, 5.400%, 04/25/2007 (c)	276,395
425,000	Superior Wholesale Inventory Financing Trust, 5.420%, 04/16/2007 (c)	424,601
500,000	Textron Financial Floorplan Master Note, 5.440%, 04/13/2007, Cost - $500,775; Acquired - 05/26/2005 (b)(c)	500,775
400,000	World Savings Bank FSB, 5.400%, 06/20/2007 (c)	400,216
	Total investments purchased with cash proceeds from securities lending (cost $8,785,298)	8,785,298

	SHORT-TERM INVESTMENTS - 5.7%
507,000	AIM Liquid Asset Portfolio, 5.150%	507,000
617	Bank Of New York Cash Reserve, 1.550%	617
1,887,000	Columbia Cash Reserve Capital, 5.160%	1,887,000
	Total short-term investments (cost $2,394,617)	2,394,617

	Total investments (cost $46,084,041) - 120.7%	50,590,814
	Liabilities in excess of other assets - (20.7)%	(8,664,531)
	Total Net Assets - 100.0%	$41,926,283

(a) Non-income producing security.
(b) Restricted under Rule 144A of the Securities Act of 1933.
(c) Variable Coupon Rate - the rate reported is the rate in effect as of March 31, 2007.
(d) All or a portion of the security is out on loan.
(e) Foreign security or a U.S. security of a foreign company.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:
Cost of investments	$ 46,281,549

Gross unrealized appreciation	5,026,519
Gross unrealized depreciation	(717,254)
Net unrealized appreciation	$ 4,309,265

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   40|86 Series Trust

By (Signature and Title)   /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date   5/17/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date   5/17/07

By (Signature and Title)   /s/ Daniel J. Murphy
Daniel J. Murphy, Treasurer

Date   5/21/07